Shareholder Report, Holdings (Details)	Mar. 31, 2026
U.S. GOVERNMENT MONEY MARKET FUND | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
U.S. GOVERNMENT MONEY MARKET FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
U.S. GOVERNMENT MONEY MARKET FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
U.S. GOVERNMENT SELECT MONEY MARKET FUND | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
U.S. GOVERNMENT SELECT MONEY MARKET FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
U.S. GOVERNMENT SELECT MONEY MARKET FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
SMALL CAP CORE FUND - CLASS I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SMALL CAP CORE FUND - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SMALL CAP CORE FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALL CAP CORE FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
SMALL CAP CORE FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
SMALL CAP CORE FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
SMALL CAP CORE FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
SMALL CAP CORE FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SMALL CAP CORE FUND - CLASS I | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[1]
SMALL CAP CORE FUND - CLASS K | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SMALL CAP CORE FUND - CLASS K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SMALL CAP CORE FUND - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALL CAP CORE FUND - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
SMALL CAP CORE FUND - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
SMALL CAP CORE FUND - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
SMALL CAP CORE FUND - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
SMALL CAP CORE FUND - CLASS K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SMALL CAP CORE FUND - CLASS K | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[1]
HIGH YIELD FIXED INCOME FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	74.00%
HIGH YIELD FIXED INCOME FUND | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
HIGH YIELD FIXED INCOME FUND | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
HIGH YIELD FIXED INCOME FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
HIGH YIELD FIXED INCOME FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
CORE BOND FUND | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
CORE BOND FUND | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
CORE BOND FUND | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
CORE BOND FUND | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
CORE BOND FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
CORE BOND FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
CORE BOND FUND | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
CORE BOND FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
SHORT BOND FUND | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
SHORT BOND FUND | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
SHORT BOND FUND | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
SHORT BOND FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
SHORT BOND FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
SHORT BOND FUND | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
SHORT BOND FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
SHORT BOND FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
GLOBAL TACTICAL ASSET ALLOCATION FUND | U.S. Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
GLOBAL TACTICAL ASSET ALLOCATION FUND | U.S. Bonds - Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Non U.S. Equity - Developed [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
GLOBAL TACTICAL ASSET ALLOCATION FUND | U.S. Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Non U.S. Equity - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Cash/and or Derivatives [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
GLOBAL TACTICAL ASSET ALLOCATION FUND | U.S. Bonds - Inflation Protected [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Global Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
GLOBAL TACTICAL ASSET ALLOCATION FUND | U.S. Bonds - High Yield [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Commodities/Natural Resources [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
MULTI MANAGER HIGH YIELD OPPORTUNITY FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.50%
MULTI MANAGER HIGH YIELD OPPORTUNITY FUND | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
MULTI MANAGER HIGH YIELD OPPORTUNITY FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
MULTI MANAGER HIGH YIELD OPPORTUNITY FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
SMALL CAP INDEX FUND | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
SMALL CAP INDEX FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SMALL CAP INDEX FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
SMALL CAP INDEX FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
SMALL CAP INDEX FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
SMALL CAP INDEX FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
SMALL CAP INDEX FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
SMALL CAP INDEX FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
SMALL CAP INDEX FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[1]
U.S. QUALITY ESG FUND - CLASS - I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
U.S. QUALITY ESG FUND - CLASS - I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
U.S. QUALITY ESG FUND - CLASS - I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
U.S. QUALITY ESG FUND - CLASS - I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
U.S. QUALITY ESG FUND - CLASS - I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
U.S. QUALITY ESG FUND - CLASS - I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
U.S. QUALITY ESG FUND - CLASS - I | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[1]
U.S. QUALITY ESG FUND - CLASS - K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
U.S. QUALITY ESG FUND - CLASS - K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
U.S. QUALITY ESG FUND - CLASS - K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
U.S. QUALITY ESG FUND - CLASS - K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
U.S. QUALITY ESG FUND - CLASS - K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
U.S. QUALITY ESG FUND - CLASS - K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
U.S. QUALITY ESG FUND - CLASS - K | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[1]
SMALL CAP VALUE FUND | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SMALL CAP VALUE FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
SMALL CAP VALUE FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SMALL CAP VALUE FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
SMALL CAP VALUE FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
SMALL CAP VALUE FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
SMALL CAP VALUE FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
SMALL CAP VALUE FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
SMALL CAP VALUE FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
SMALL CAP VALUE FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SMALL CAP VALUE FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
INTERMEDIATE TAX-EXEMPT FUND | KENTUCKY
Holdings [Line Items]
Percent of Total Investments	5.20%
INTERMEDIATE TAX-EXEMPT FUND | All other states less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	51.50%	[1]
INTERMEDIATE TAX-EXEMPT FUND | TEXAS
Holdings [Line Items]
Percent of Total Investments	7.70%
INTERMEDIATE TAX-EXEMPT FUND | FLORIDA
Holdings [Line Items]
Percent of Total Investments	8.50%
INTERMEDIATE TAX-EXEMPT FUND | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	7.90%
INTERMEDIATE TAX-EXEMPT FUND | NEW YORK
Holdings [Line Items]
Percent of Total Investments	11.70%
INTERMEDIATE TAX-EXEMPT FUND | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	7.50%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[1]
INCOME EQUITY FUND - SHARES | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
INCOME EQUITY FUND - SHARES | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
INCOME EQUITY FUND - SHARES | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
INCOME EQUITY FUND - SHARES | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
INCOME EQUITY FUND - SHARES | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
INCOME EQUITY FUND - SHARES | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
INCOME EQUITY FUND - SHARES | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
INCOME EQUITY FUND - SHARES | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[1]
INTERNATIONAL EQUITY FUND | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
INTERNATIONAL EQUITY FUND | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
INTERNATIONAL EQUITY FUND | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
INTERNATIONAL EQUITY FUND | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
INTERNATIONAL EQUITY FUND | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
INTERNATIONAL EQUITY FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[1]
FIXED INCOME FUND | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
FIXED INCOME FUND | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
FIXED INCOME FUND | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
FIXED INCOME FUND | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
FIXED INCOME FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
FIXED INCOME FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
FIXED INCOME FUND | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
FIXED INCOME FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
U.S. GOVERNMENT FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
U.S. GOVERNMENT FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
STOCK INDEX FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
STOCK INDEX FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
STOCK INDEX FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
STOCK INDEX FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
STOCK INDEX FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
STOCK INDEX FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
STOCK INDEX FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
STOCK INDEX FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[1]
TAX-EXEMPT FUND | COLORADO
Holdings [Line Items]
Percent of Total Investments	5.40%
TAX-EXEMPT FUND | All other states less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%	[1]
TAX-EXEMPT FUND | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.30%
TAX-EXEMPT FUND | FLORIDA
Holdings [Line Items]
Percent of Total Investments	9.20%
TAX-EXEMPT FUND | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	9.40%
TAX-EXEMPT FUND | NEW YORK
Holdings [Line Items]
Percent of Total Investments	13.40%
TAX-EXEMPT FUND | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	7.80%
CALIFORNIA TAX-EXEMPT FUND | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%
CALIFORNIA TAX-EXEMPT FUND | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
CALIFORNIA TAX-EXEMPT FUND | All other issuers less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
ARIZONA TAX-EXEMPT FUND | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.70%
ARIZONA TAX-EXEMPT FUND | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
ARIZONA TAX-EXEMPT FUND | All other issuers less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	63.10%
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND | All other issuers less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
ULTRA-SHORT FIXED INCOME FUND | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
ULTRA-SHORT FIXED INCOME FUND | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ULTRA-SHORT FIXED INCOME FUND | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
ULTRA-SHORT FIXED INCOME FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
ULTRA-SHORT FIXED INCOME FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK | Other less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	78.00%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[1]
MULTI-MANAGER GLOBAL REAL ESTATE FUND | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
MULTI-MANAGER GLOBAL REAL ESTATE FUND | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
MULTI-MANAGER GLOBAL REAL ESTATE FUND | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
MULTI-MANAGER GLOBAL REAL ESTATE FUND | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
MULTI-MANAGER GLOBAL REAL ESTATE FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[1]
ACTIVE M EMERGING MARKETS EQUITY FUND | South African Rand [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
ACTIVE M EMERGING MARKETS EQUITY FUND | Taiwan Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
ACTIVE M EMERGING MARKETS EQUITY FUND | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
ACTIVE M EMERGING MARKETS EQUITY FUND | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
ACTIVE M EMERGING MARKETS EQUITY FUND | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
ACTIVE M EMERGING MARKETS EQUITY FUND | Hong Kong Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
ACTIVE M EMERGING MARKETS EQUITY FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000219385 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000219385 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000219385 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219385 [Member] | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
WORLD SELECTION INDEX FUND - CLASS K | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
WORLD SELECTION INDEX FUND - CLASS K | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.50%
WORLD SELECTION INDEX FUND - CLASS K | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
WORLD SELECTION INDEX FUND - CLASS K | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[1]
LIMITED TERM TAX-EXEMPT FUND | TEXAS
Holdings [Line Items]
Percent of Total Investments	14.40%
LIMITED TERM TAX-EXEMPT FUND | ALABAMA
Holdings [Line Items]
Percent of Total Investments	6.60%
LIMITED TERM TAX-EXEMPT FUND | FLORIDA
Holdings [Line Items]
Percent of Total Investments	6.40%
LIMITED TERM TAX-EXEMPT FUND | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	6.10%
LIMITED TERM TAX-EXEMPT FUND | NEW YORK
Holdings [Line Items]
Percent of Total Investments	5.40%
LIMITED TERM TAX-EXEMPT FUND | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	5.10%
LIMITED TERM TAX-EXEMPT FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%	[1]
LIMITED TERM U.S. GOVERNMENT FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
LIMITED TERM U.S. GOVERNMENT FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
BOND INDEX FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%
BOND INDEX FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
BOND INDEX FUND | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
BOND INDEX FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
BOND INDEX FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
ACTIVE M INTERNATIONAL EQUITY FUND | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
ACTIVE M INTERNATIONAL EQUITY FUND | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
ACTIVE M INTERNATIONAL EQUITY FUND | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
ACTIVE M INTERNATIONAL EQUITY FUND | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
ACTIVE M INTERNATIONAL EQUITY FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[1]
EMERGING MARKETS EQUITY INDEX FUND | Taiwan Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
EMERGING MARKETS EQUITY INDEX FUND | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
EMERGING MARKETS EQUITY INDEX FUND | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EMERGING MARKETS EQUITY INDEX FUND | Hong Kong Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
EMERGING MARKETS EQUITY INDEX FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[1]
LARGE CAP CORE FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
LARGE CAP CORE FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
LARGE CAP CORE FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
LARGE CAP CORE FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
LARGE CAP CORE FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
LARGE CAP CORE FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
LARGE CAP CORE FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[1]
MID CAP INDEX FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
MID CAP INDEX FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
MID CAP INDEX FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
MID CAP INDEX FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
MID CAP INDEX FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
MID CAP INDEX FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
MID CAP INDEX FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
MID CAP INDEX FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
MID CAP INDEX FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[1]
INTERNATIONAL EQUITY INDEX FUND | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
INTERNATIONAL EQUITY INDEX FUND | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
INTERNATIONAL EQUITY INDEX FUND | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
INTERNATIONAL EQUITY INDEX FUND | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
INTERNATIONAL EQUITY INDEX FUND | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
INTERNATIONAL EQUITY INDEX FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[1]
LARGE CAP VALUE FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
LARGE CAP VALUE FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
LARGE CAP VALUE FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
LARGE CAP VALUE FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
LARGE CAP VALUE FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
LARGE CAP VALUE FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
LARGE CAP VALUE FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
LARGE CAP VALUE FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
LARGE CAP VALUE FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
LARGE CAP VALUE FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[1]
GLOBAL REAL ESTATE INDEX FUND | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
GLOBAL REAL ESTATE INDEX FUND | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
GLOBAL REAL ESTATE INDEX FUND | Hong Kong Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
GLOBAL REAL ESTATE INDEX FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%	[1]

[1]	Includes derivatives and categories rounding to less than 5%, if any.